39. LEASES (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	$ 206	$ 66	$ 78
2016
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	0	0	48
2017
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	0	41	20
2018
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	84	8	6
2019
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	84	9	4
2020
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	35	6	0
2021
Disclosure of finance lease and operating lease by lessee [line items]
Total future minimum lease payments	$ 3	$ 2	$ 0